Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities and Right of use assets Disclosure Abstract
Disclosure of leases [text block]
11. Right-of-use assets and lease liabilities
The Company recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases. For these short-term and low-value leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease. The Company allocates the consideration in the lease contract to the lease and non-lease components on the basis of the relative standalone price of each component.
The portion of the lease payments attributable to the repayment of lease liabilities is recognized in cash flows used in financing activities, and the portion attributable to the payment of interest is included in cash flows from operating activities.
Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.
Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table summarizes the movements of the right-of-use assets:
(USD millions)	2023	2022

Right-of-use assets at January 1	1 431	1 561

Costs and accumulated depreciation/impairments on assets related to discontinued operations [1]	-117

Impact of acquisitions of businesses	16	12

Additions [2]	421	247

Depreciation charge	-259	-300

Impairment charge [3]	-4	-3

Lease contract terminations [4]	-93	-34

Currency translation effects	15	-52

Total right-of-use assets at December 31	1 410	1 431

[1] Represents the cost of assets and accumulated depreciation/impairments at January 1, 2023, related to the Sandoz business reported as discontinued operations, and the net transfers between discontinued and continuing operations from January 1, 2023 to October 3, 2023. Note 31 provides disclosure of discontinued operations additions, depreciation charge, impairment charge and reversals of impairment change.

[2] Additions in continuing operations were USD 216 million in 2022.
[3] Impairment charge in continuing operations was USD 3 million in 2022 and nil in 2021.
[4] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.
The following table shows the right-of-use assets carrying value at December 31, 2023 and 2022, and the continuing operations depreciation charge for years 2023, 2022 and 2021, by underlying class of asset[1]:
(USD millions)	December 31, 2023 carrying value	December 31, 2022 carrying value	Depreciation charge 2023	Depreciation charge 2022	Depreciation charge 2021

Land	483	505	12	16	11

Buildings	749	745	156	162	174

Vehicles	112	117	80	82	89

Machinery and equipment, and other assets	66	64	11	7	5

Total right-of-use assets	1 410	1 431	259	267	279

[1] Note 31 provides disclosure of discontinued operations depreciation charge.
The following table shows the lease liabilities by maturity at December 31, 2023 and 2022:
(USD millions)	Lease liabilities 2023	Lease liabilities undiscounted 2023	Lease liabilities 2022	Lease liabilities undiscounted 2022

Less than one year	230	284	251	297

Between one and two years	203	248	190	232

Between two and three years	170	211	167	201

Between three and four years	149	184	137	172

Between four and five years	113	142	122	154

After five years	963	2 173	922	2 149

Total lease liabilities	1 828	3 242	1 789	3 205

Less current portion of lease liabilities	-230	-284	-251	-297

Non-current portion of lease liabilities	1 598	2 958	1 538	2 908

Commitments for leases not yet commenced		89		83